The following table shows the movement of the FFS deferred payment liability during the year: (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Initial fair value of deferred payment liability (Note 5)	$ 2,316,039	$ 46,431,629
Current portion of deferred payment liability	2,391,863	27,244,146
Long-term portion of deferred payment liability	1,451,939	20,794,275
Ffs [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021
Initial fair value of deferred payment liability (Note 5)	2,316,039
Accretion	113,099
Effect of movement in exchange rates	36,900
Balance, December 31, 2022	2,466,038
Current portion of deferred payment liability	2,391,863
Long-term portion of deferred payment liability	74,175
Ffs [member] | Deferred payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021
Initial fair value of deferred payment liability (Note 5)	1,567,249
Accretion	76,532
Effect of movement in exchange rates	24,969
Balance, December 31, 2022	1,668,750
Current portion of deferred payment liability	1,594,575
Long-term portion of deferred payment liability	74,175
Ffs [member] | Earn out payments [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021
Initial fair value of deferred payment liability (Note 5)	748,790
Accretion	36,567
Effect of movement in exchange rates	11,931
Balance, December 31, 2022	797,288
Current portion of deferred payment liability	797,288
Long-term portion of deferred payment liability